Consolidated Statement of Cash Flows (Parenthetical) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Statements [Line Items]
Additions to plant and equipment		$ 25,200	$ 23,300	$ 18,200
Purchase of plant and equipment	[1]	24,466	20,648	17,332
Office Improvements [Member]
Statements [Line Items]
Purchase of plant and equipment	[2]	24,400	20,600	17,300
Provision for estimated future reinstatement cost		$ 800	$ 2,700	$ 900

[1]	During the year, the additions to plant and equipment totaling S$25.2 million (2021: S$23.3 million, 2020: S$18.2 million) comprises paid purchases totaling S$24.4 million (2021: S$20.6 million, 2020: S$17.3 million) and a provision of S$0.8 million (2021: S$2.7 million, 2020: S$0.9 million) for estimated future reinstatement cost relating to office improvements (Note 1
9
).
[2]	During the year, the additions to plant and equipment totaling S$25.2 million (2021: S$23.3 million, 2020: S$18.2 million) comprises of paid purchases totaling S$24.5 million (2021: S$20.6 million, 2020: S$17.3 million) and a provision of S$0.7 million (2021: S$2.7 million, 2020: S$0.9 million) for estimated future reinstatement cost relating to office improvements (Note 18).